Affiliated companies and other equity-method investees - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Subsidiary or Equity Method Investee [Line Items]
Equity in earnings of equity-method investees	¥ 33,917	¥ 43,028	¥ 37,805
Dividends from equity-method investees	¥ 11,031	¥ 8,256	¥ 8,306
JAFCO [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold by parent company			2,200,000
Percentage of ownership before decrease			24.40%
Ownership percentage	19.50%		19.40%
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	36.80%
Equity method goodwill, remaining carrying value	¥ 55,640
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	34.00%
Equity method goodwill, remaining carrying value	¥ 11,012